Document and Entity Information	Oct. 10, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001024795
Document Type	8-K
Document Period End Date	Oct. 10, 2024
Entity Registrant Name	HELIOS TECHNOLOGIES, INC.
Entity Incorporation State Country Code	FL
Entity File Number	001-40935
Entity Tax Identification Number	59-2754337
Entity Address, Address Line One	7456 16th St E
Entity Address, City or Town	Sarasota
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34243
City Area Code	941
Local Phone Number	362-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $.001 Par Value
Trading Symbol	HLIO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false